Equity (Details) - Schedule of changes in share capital during the year - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of changes in share capital during the year [Abstract]
Issued as at January 1	17,211	1,956	1,600
Issuance of shares (See Note 5)	126	8,573	343
Vesting of RSUs	163	7	10
Exercise of warrants	300	6,675	3
Issued as at December 31	17,800	17,211	1,956